Structured entities (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Disclosure of total assets of consolidated structured entities

Total assets of HSBC’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	$bn	$bn	$bn	$bn	$bn
At 31 Dec 2019	8.6	9.6	6.8	6.7	31.7
At 31 Dec 2018	9.2	5.7	6.5	4.4	25.8

Disclosure of information about unconsolidated structured entities

Nature and risks associated with HSBC interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities ($m)
0–500	91	236	670	70	1,067
500–2,000	12	70	642	7	731
2,000–5,000	—	28	345	—	373
5,000–25,000	—	14	260	—	274
25,000+	—	3	39	2	44
Number of entities at 31 Dec 2019	103	351	1,956	79	2,489
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	5.3	9.1	15.1	4.2	33.7
– trading assets	—	0.2	3.5	1.3	5
– financial assets designated and otherwise mandatorily measured at fair value	—	8.4	10.7	—	19.1
– loans and advances to customers	5.3	—	0.4	2.3	8
– financial investments	—	0.5	0.5	—	1
– other assets	—	—	—	0.6	0.6
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.3	0.3
– other liabilities	—	—	—	0.3	0.3
Other off-balance sheet commitments	0.3	0.3	3.9	0.7	5.2
HSBC’s maximum exposure at 31 Dec 2019	5.6	9.4	19.0	4.6	38.6

Total asset values of the entities ($m)
0–500	76	243	906	79	1,304
500–2,000	10	56	570	5	641
2,000–5,000	1	17	230	—	248
5,000–25,000	—	5	90	1	96
25,000+	—	2	10	—	12
Number of entities at 31 Dec 2018	87	323	1,806	85	2,301
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	3.8	8.3	8.9	4.7	25.7
– trading assets	—	0.1	0.3	1.3	1.7
– financial assets designated and otherwise mandatorily measured at fair value	—	7.3	7.9	—	15.2
– loans and advances to customers	3.8	—	0.3	2.7	6.8
– financial investments	—	0.9	0.4	0.3	1.6
– other assets	—	—	—	0.4	0.4
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.2	0.2
– other liabilities	—	—	—	0.2	0.2
Other off-balance sheet commitments	0.8	0.1	3.3	1.0	5.2
HSBC’s maximum exposure at 31 Dec 2018	4.6	8.4	12.2	5.5	30.7